BALANCE SHEET COMPONENTS - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Intangible assets	$ 3	$ 4	$ 3
Long-term deposits	3,719	3,592
Total Other Assets	$ 3,722	$ 3,596	$ 78